March 30, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Ladies & Gentlemen:

     On behalf of Ashland Inc. ("Ashland"), submitted herewith for filing in electronic format is an amendmenet on Form 10-K/A to Ashland's Annual Report on Form 10-K for the fiscal year ended September 30, 2005.

     Please contact me at (859) 815-5368 in the event you have any questions regarding this transmission.

                                Very truly yours,

                                /s/ David B. Mattingly

                                David B. Mattingly
                                Senior Counsel